Ameritas Life Insurance Corp.

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

(Separate Accounts)

Supplement to:

Ameritas Low-Load Variable Universal Life and

Ameritas Low-Load Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA

Prospectus Dated May 1, 2016

Ameritas Advisor No-Load VA and Ameritas Advisor VUL®

Prospectuses Dated May 1, 2019

Ameritas Advisor II VUL

Prospectus Dated December 16, 2019

Supplement Dated January 22, 2020

The board of trustees of Vanguard Variable Insurance Fund Diversified Value Portfolio (the Portfolio) approved restructuring of the Portfolio's investment advisory team, removing Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley) as investment advisor to the Portfolio and adding Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) and Lazard Asset Management LLC (Lazard) to the Portfolio's investment advisory team. All references to Barrow, Hanley are deleted in their entirety.

Therefore, effective December 16, 2019, information relating to the Portfolio in the list of variable investment options in your prospectus is revised to read as follows:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® Variable Insurance Fund ****	(1) Hotchkis and Wiley Capital Management, LLC (2) Lazard Asset Management LLC
Vanguard® Diversified Value Portfolio (1,2)	Seeks to provide long-term capital appreciation and income.

****	Vanguard is a trademark of The Vanguard Group, Inc.

All other provisions remain as stated in your Policy, prospectus and supplements as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 810 1-20